CAPITAL LEASE - Schedule of Future Minimum Lease Payments for Capital Leases (Details) - Methane Princess Lease $ in Thousands	Dec. 31, 2018 USD ($)
Operating Leased Assets
2019	$ 7,740
2020	8,036
2021	8,349
2022	8,665
2023 and thereafter	158,360
Total minimum lease payments	191,150
Less: Imputed interest	(71,467)
Present value of minimum lease payments	$ 119,683